Royalty Obligation (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 29, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Proceeds from royalty obligation	$ 30,000		$ 30,000	$ 0
Smelter royalty obligation, percentage	1.50%
Smelter royalty obligation, right to repurchase percentage	33.30%
Smelter royalty obligation, right to repurchase percentage, net of returns	0.50%
Amortization of royalty obligation		$ 30	37	0
Payments for royalty obligations		400	500
Royalty obligation, current		$ 124	$ 124	$ 0